Subsequent Events - Additional information (Details) (USD $) In Thousands, except Share data, unless otherwise specified				12 Months Ended
	Jul. 12, 2013 Tranche B1 Term Loans	Jul. 12, 2013 Tranche B2 Term Loans	Feb. 07, 2014 Additional New Tranche B1 Term Loans [Member]	Dec. 31, 2014 At-the-market offering
Term loan facility	$ 975,000	$ 825,000	$ 1,900,000
Sale Of Subsidiarys Common Stock				20,837,582
Proceeds From Sale Of Subsidiarys Common Stock				$ 84,547